Investments in Master Trust (Additional Information) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member]
EBP, Master Trust [Line Items]
Plan interest in Master Trust	$ 1,678,681,108	$ 1,533,228,179